Pension schemes - Significant validation assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United Kingdom
Disclosure of defined benefit plans
Discount rate	5.60%	5.55%	4.60%
Inflation	2.90%	3.15%	3.05%
Long-term rate of improvement in longevity	1.50%
United States
Disclosure of defined benefit plans
Discount rate	5.25%	5.55%	5.05%
Inflation	2.50%	2.50%	2.50%